Taxation - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)	0.00%	0.00%
Deferred tax income	$ (108,268)	$ (180,816)
Deferred tax liability	195,481		$ 303,749
Deferred tax assets	$ 54,212,145		50,334,123
Pre-trading capital losses			50,970,000
Pre-trading capital expenses			$ (50,490,000)
Isle of Man
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)	0.00%
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)	25.00%
Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)	30.00%
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)	30.00%